Information Regarding Members of the Board of Directors and Group Management - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
Disclosure of Information About Board Management and Employees [line items]
Board fee description	The Annual General Meeting 2024 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.
Number of trading days	5 days
Remuneration excluding social security charges	kr 4,650,892
Number of shares outstanding	3,348,251,735	3,344,151,735	3,344,151,735	3,334,151,735
Accounted debt	kr 28,661,785
Percentage Of Severance Pay	50.00%
Other Members of Executive Team [member]
Disclosure of Information About Board Management and Employees [line items]
Commitments for defined benefit based pensions including disability and survivor's pension	kr 34,200,000	kr 35,400,000
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Weighted average market price	kr 56.11	kr 60.29
Number of shares outstanding	3,086,495,752	3,082,395,752	3,082,395,752	3,072,395,752
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares outstanding	249,435
Board meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 2,250
Committee meeting attendance fee [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	1,800
Chairman [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	4,640,000
Other directors [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	1,175,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	540,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	310,000
Chairman of enterprise business and technology committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	230,000
Other non-employee members of enterprise business and technology committee [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	200,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	220,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of Information About Board Management and Employees [line items]
Fee and commission expense	kr 195,000